Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Components of Fixed assets

	2011	2010

Cost
Land	$199	$192
Buildings	1,195	1,122
Machinery and equipment	9,475	8,852

	10,869	10,166
Accumulated depreciation
Buildings	(453)	(414)
Machinery and equipment	(6,180)	(6,010)

	$4,236	$3,742